8. INVESTMENTS (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of fair value measurement of assets [line items]
Equity in results of affiliated companies	R$ 147,800	R$ 108,031
Eliminations
To cost of sales	(40,823)	(41,556)
To taxes	13,880	14,129
Others
Amortization of fair value - investment in MRS	(11,746)	(11,746)
Amortization of fair value - investment in CGPAR		(3,940)
Equity in results	109,111	64,918	R$ 1,160,272
MRS Logistica S.A.
Disclosure of fair value measurement of assets [line items]
Equity in results of affiliated companies	171,905	155,617
CBSI - Companhia Brasileira de Servicos de Infraestrutura
Disclosure of fair value measurement of assets [line items]
Equity in results of affiliated companies	1,785	2,953
Transnordestina
Disclosure of fair value measurement of assets [line items]
Equity in results of affiliated companies	(21,357)	(52,127)
Arvedi Metalfer do Brasil
Disclosure of fair value measurement of assets [line items]
Equity in results of affiliated companies	(4,368)	1,372
Others
Disclosure of fair value measurement of assets [line items]
Equity in results of affiliated companies	R$ (165)	R$ 216